Operating and Geographic Segmentation - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($) Branch Segments ATM Business	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)
Disclosure of operating segments [line items]
Number of operating groups | Business	3
Taxable equivalent basis adjustment amount | $	$ 315	$ 335	$ 296
Personal and commercial banking [member]
Disclosure of operating segments [line items]
Number operating segments | Segments	2
Number of branches through which the services are provided to the customers | Branch	900
Number of automated teller machines through which the services are provided to the customers | ATM	3,300